Leases (Details) - Schedule of Amounts Recognized in Net Loss - CAD ($)		12 Months Ended
	Jun. 06, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Amounts Recognized in Net Loss [Abstract]
Depreciation expense of right-of-use assets		$ 581,936	$ 610,941	$ 393,585
Interest expense on lease liabilities		401,229	551,291	303,390
Expense relating to short-term leases			16,649	56,614
Expense relating to leases of low-value assets			37,477	852
Variable lease payments			2,805	150,130
Gain on foreign exchange	$ (1,605,561)	(213,333)	(55,852)
Total amounts recognized in net loss		$ 769,832	$ 1,163,311	$ 904,571